Trust	12 Months Ended
Dec. 31, 2025
EDCP
EBP, Master Trust [Line Items]
Plan’s Interest in Master Trust	TrustThe Company maintains a Trust to provide a source of funds to assist the Company in meeting its obligations under the Plan. The Trust is irrevocable. The Company is required to make annual deposits to the Trust to the extent necessary to ensure that the value of all Trust assets is sufficient to pay all Plan obligations as of the close of each Plan year. The rights of participants and their beneficiaries under the Plan are merely unsecured contractual rights against the Company and its participating subsidiaries. Participants and beneficiaries have no preferred claim on, or any beneficial ownership interest in, any assets of the Trust. All assets of the Trust are subject to the claims of the general creditors of the Company and its participating subsidiaries under federal and state law, should the Company and its participating subsidiaries become unable to pay their debts as they become due or become subject to federal bankruptcy proceedings.